Reserves - Disclosure of Long Term Investment Revaluation Reserve (Detail) - USD ($) $ in Thousands		3 Months Ended								6 Months Ended
		Jun. 30, 2023		Mar. 31, 2023		Jun. 30, 2022		Mar. 31, 2022		Jun. 30, 2023	Dec. 31, 2022		Jun. 30, 2022
Disclosure Of Long Term Investment Revaluation Reserve [line items]
Unrealized gain (loss) on LTIs		$ (47,039)	[1]	$ 40,700	[1]	$ (33,525)	[1]	$ (103)	[1]	$ (6,339)	$ 48,167	[1]	$ (33,629)
Reallocate reserve to retained earnings upon disposal of LTIs		945								(45)
LTI revaluation reserve (net of tax) [member]
Disclosure Of Long Term Investment Revaluation Reserve [line items]
Long-term investment revaluation reserve at beginning of period		(5,560)		(47,250)		(65,689)		(65,586)		(47,250)	(99,214)		(65,586)
Unrealized gain (loss) on LTIs	[2]	(47,039)		40,700		(33,525)		(103)			48,167
Reallocate reserve to retained earnings upon disposal of LTIs	[2]	(1,831)		990							3,797
Long-term investment revaluation reserve at end of period		(54,430)		(5,560)		(99,214)		(65,689)		(54,430)	(47,250)		(99,214)
Change in Fair Value [Member] | LTI revaluation reserve (net of tax) [member]
Disclosure Of Long Term Investment Revaluation Reserve [line items]
Long-term investment revaluation reserve at beginning of period		5,018		(40,626)		(65,384)		(65,475)		(40,626)	(99,258)		(65,475)
Unrealized gain (loss) on LTIs	[2]	(53,083)		44,654		(33,874)		91			54,835
Reallocate reserve to retained earnings upon disposal of LTIs	[2]	(1,831)		990							3,797
Long-term investment revaluation reserve at end of period		(49,896)		5,018		(99,258)		(65,384)		(49,896)	(40,626)		(99,258)
Deferred Tax Recovery Expense [member] | LTI revaluation reserve (net of tax) [member]
Disclosure Of Long Term Investment Revaluation Reserve [line items]
Long-term investment revaluation reserve at beginning of period		(10,578)		(6,624)		(305)		(111)		(6,624)	44		(111)
Unrealized gain (loss) on LTIs	[2]	6,044		(3,954)		349		(194)			(6,668)
Reallocate reserve to retained earnings upon disposal of LTIs	[2]	0		0							0
Long-term investment revaluation reserve at end of period		$ (4,534)		$ (10,578)		$ 44		$ (305)		$ (4,534)	$ (6,624)		$ 44

[1]	Definitions as follows: “OCI” = Other Comprehensive Income (Loss); “SBC” = Equity Settled Stock Based Compensation; “Options” = Share Purchase Options; “RSUs” = Restricted Share Units; “LTI’s” = Long-Term Investments; “Warrants” = Share Purchase Warrants.
[2]	LTIs refers to long-term investments in common shares held.